Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions
Summary of related party transactions

in k€	2024	2023	2022
Sales of goods and services	3,664	16,661	36,677
Receivables from related parties	208	2,164	4,071